N-2	Feb. 23, 2023
Cover [Abstract]
Entity Central Index Key	0000827052
Amendment Flag	false
Securities Act File Number	1-9936
Document Type	8-K
Entity Registrant Name	EDISON INTERNATIONAL
Entity Address, Address Line One	2244 Walnut Grove Avenue
Entity Address, Address Line Two	(P.O. Box 976)
Entity Address, City or Town	Rosemead
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91770
City Area Code	(626)
Local Phone Number	302-2222
Entity Emerging Growth Company	false